COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			1 Months Ended
	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010	Sep. 30, 2009	Nov. 30, 2011 Agreements Rig
Commitments and Contingencies
Number of new FlexRigs to build and operate (in rigs)	58			17
Number of new FlexRigs under construction (in rigs)				47
Purchase orders outstanding for drilling equipment	$ 361,300,000
Area of leased office space (in square feet)	135,000
Fiscal Year
2012	5,979,000
2013	4,557,000
2014	2,524,000
2015	2,343,000
2016	1,961,000
Thereafter	6,489,000
Total	23,853,000
Total rent expense	5,800,000	5,400,000	5,200,000
Number of arbitrations against third parties	2
Possible recovery relating to seizure of property in Venezuela	$ 75,000,000